UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1.	Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

SouthernSun Small Cap Fund

SouthernSun U.S. Equity Fund

SEMI-ANNUAL REPORT	MARCH 31, 2024

Investment Adviser: SouthernSun Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.3%

	Shares	Value

CONSUMER DISCRETIONARY — 22.9%

Boot Barn Holdings *	186,144	$17,711,602

Dorman Products *	148,873	14,349,869

Malibu Boats, Cl A *	205,472	8,892,828

Murphy USA	27,746	11,631,123

Polaris	110,787	11,091,994

Thor Industries	84,515	9,916,990

		73,594,406

CONSUMER STAPLES — 16.6%

Boston Beer, Cl A *	50,579	15,397,259

Darling Ingredients *	466,534	21,698,496

MGP Ingredients	189,495	16,321,205

		53,416,960

FINANCIALS — 4.5%

Live Oak Bancshares	351,621	14,595,788

HEALTH CARE — 5.7%

US Physical Therapy	162,582	18,350,630

INDUSTRIALS — 30.2%

AGCO	119,039	14,644,178

Armstrong World Industries	94,696	11,763,137

Brink’s	162,635	15,024,221

Dycom Industries *	158,726	22,781,943

Enerpac Tool Group, Cl A	511,885	18,253,819

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2024 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value

INDUSTRIALS — (continued)

Timken	170,831	$14,935,755

		97,403,053

INFORMATION TECHNOLOGY — 5.4%

Belden	189,528	17,552,188

MATERIALS — 12.0%

Ingevity *	259,014	12,354,968

Louisiana-Pacific	190,375	15,974,366

Stepan	113,328	10,204,053

		38,533,387

TOTAL COMMON STOCK (Cost $258,195,860)		313,446,412

TOTAL INVESTMENTS— 97.3% (Cost $258,195,860)		$313,446,412

Percentages are based on Net Assets of $322,071,247.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of March 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND MARCH 31, 2024 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 94.5%

	Shares	Value

CONSUMER DISCRETIONARY — 18.1%

Boot Barn Holdings *	32,768	$3,117,875

Floor & Decor Holdings, Cl A *	6,826	884,786

Murphy USA	4,628	1,940,058

Polaris	18,457	1,847,915

Thor Industries	13,572	1,592,538

		9,383,172

CONSUMER STAPLES — 16.5%

Boston Beer, Cl A *	8,166	2,485,894

Darling Ingredients *	74,338	3,457,460

MGP Ingredients	30,272	2,607,327

		8,550,681

HEALTH CARE — 5.3%

US Physical Therapy	24,416	2,755,834

INDUSTRIALS — 40.4%

AGCO	18,443	2,268,858

Armstrong World Industries	15,198	1,887,896

Brink’s	25,903	2,392,919

Broadridge Financial Solutions	14,567	2,984,196

Dycom Industries *	25,472	3,655,996

IDEX	5,512	1,345,038

Timken	27,516	2,405,724

Trex *	14,314	1,427,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND MARCH 31, 2024 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value

INDUSTRIALS — (continued)

Watsco	5,966	$2,577,133

		20,945,581

INFORMATION TECHNOLOGY — 5.0%

Belden	27,724	2,567,520

MATERIALS — 9.2%

Ingevity *	40,770	1,944,729

Louisiana-Pacific	33,799	2,836,074

		4,780,803

TOTAL COMMON STOCK (Cost $36,931,897)		48,983,591

TOTAL INVESTMENTS— 94.5% (Cost $36,931,897)		$48,983,591

Percentages are based on Net Assets of $51,847,726.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of March 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund

Assets:
Investments, at Value (Cost $258,195,860 and $36,931,897)	$313,446,412	$48,983,591
Cash	9,081,141	2,885,737
Receivable for Capital Shares Sold	282,009	1,037
Dividend and Interest Receivable	116,438	35,137
Other Prepaid Expenses	29,578	22,362

Total Assets	322,955,578	51,927,864

Liabilities:
Payable to Investment Adviser	198,215	31,341
Payable to Administrator	25,231	4,063
Chief Compliance Officer Fees Payable	1,621	212
Shareholder Servicing Fees Payable, Class I Shares	50,246	3,665
Shareholder Servicing Fees Payable, Class N Shares	3,482	793
Distribution Fees Payable, Class I Shares	13,178	1,193
Payable to Trustees	179	1
Payable for Capital Shares Redeemed	465,320	–
Payable for Audit Fees	80,514	11,411
Other Accrued Expenses and Other Payables	46,345	27,459

Total Liabilities	884,331	80,138

Commitments and Contingencies†

Net Assets	$322,071,247	$51,847,726

Net Assets Consist of:
Paid-in Capital	$251,246,666	$38,127,844
Total Distributable Earnings	70,824,581	13,719,882

Net Assets	$322,071,247	$51,847,726

Class N Shares:
Net Assets	$35,997,543	$3,626,484
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,272,307	247,198

Net Asset Value, Offering and Redemption Price Per Share	$28.29	$14.67

Class I Shares:
Net Assets	$286,073,704	$48,221,242
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,746,423	3,296,720

Net Asset Value, Offering and Redemption Price Per Share	$29.35	$14.63

† See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS FOR THE PERIOD ENDED MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund

Investment Income:
Dividends	$1,105,098	$206,355
Interest	270,392	66,762

Total Investment Income	1,375,490	273,117

Expenses:
Investment Advisory Fees	1,153,101	174,411
Administration Fees	147,869	22,363
Shareholder Servicing Fees - Class N Shares	26,040	517
Shareholder Servicing Fees - Class I Shares	137,616	6,460
Distribution Fees - Class N Shares	42,762	4,305
Trustees’ Fees	13,123	1,926
Chief Compliance Officer Fees	4,904	751
Transfer Agent Fees	33,951	26,127
Legal Fees	28,431	4,144
Audit Fees	27,624	4,760
Registration and Filing Fees	24,118	18,065
Printing Fees	21,096	3,343
Custodian Fees	3,220	668
Other Expenses	15,938	3,686

Total Expenses	1,679,793	271,526

Less:
Waiver of Investment Advisory Fees	–	(13,339)

Net Expenses	1,679,793	258,187

Net Investment Income (Loss)	(304,303)	14,930

Net Realized Gain (Loss) on:
Investments	23,324,310	2,670,187

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26,023,707	4,651,356

Net Realized and Unrealized Gain	49,348,017	7,321,543

Net Increase in Net Assets Resulting from Operations	$49,043,714	$7,336,473

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:
Net Investment Income (Loss)	$(304,303)	$(395,565)
Net Realized Gain (Loss)	23,324,310	35,902,045
Net Change in Unrealized Appreciation (Depreciation)	26,023,707	4,235,093

Net Increase (Decrease) in Net Assets Resulting From Operations	49,043,714	39,741,573

Distributions:
Class N Shares	(4,396,986)	(3,055,630)
Class I Shares	(34,045,379)	(26,997,456)

Total Distributions	(38,442,365)	(30,053,086)

Capital Share Transactions:

Class N Shares
Issued	714,947	5,295,934
Reinvestment of Distributions	4,332,763	3,009,292
Redeemed	(6,002,159)	(8,740,429)

Net Class N Shares Transactions	(954,449)	(435,203)

Class I Shares
Issued	21,939,642	109,568,132
Reinvestment of Distributions	33,870,767	26,807,148
Redeemed	(70,380,817)	(106,890,715)

Net Class I Shares Transactions	(14,570,408)	29,484,565

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(15,524,857)	29,049,362

Total Increase (Decrease) in Net Assets	(4,923,508)	38,737,849

Net Assets:
Beginning of Period/Year	326,994,755	288,256,906

End of Period/Year	$322,071,247	$326,994,755

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Shares Transactions:

Class N Shares
Issued	26,975	185,962
Reinvestment of Distributions	167,353	111,332
Redeemed	(224,615)	(296,046)

Total Class N Shares Transactions	(30,287)	1,248

Class I Shares
Issued	802,098	3,611,977
Reinvestment of Distributions	1,261,951	963,246
Redeemed	(2,500,110)	(3,681,587)

Total Class I Shares Transactions	(436,061)	893,636

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(466,348)	894,884

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:
Net Investment Income (Loss)	$14,930	$172,296
Net Realized Gain (Loss)	2,670,187	5,377,454
Net Change in Unrealized Appreciation (Depreciation)	4,651,356	1,288,500

Net Increase in Net Assets Resulting From Operations	7,336,473	6,838,250

Distributions:
Class N Shares	(397,017)	(599,304)
Class I Shares	(4,945,302)	(6,364,004)

Total Distributions	(5,342,319)	(6,963,308)

Capital Share Transactions:

Class N Shares
Issued	178,023	329,306
Reinvestment of Distributions	391,081	589,580
Redeemed	(609,565)	(884,380)

Net Class N Shares Transactions	(40,461)	34,506

Class I Shares
Issued	2,692,602	5,620,941
Reinvestment of Distributions	4,558,952	6,150,187
Redeemed	(3,375,436)	(5,627,583)

Net Class I Shares Transactions	3,876,118	6,143,545

Net Increase in Net Assets From Capital Share Transactions	3,835,657	6,178,051

Total Increase in Net Assets	5,829,811	6,052,993

Net Assets:
Beginning of Period/Year	46,017,915	39,964,922

End of Period/Year	$51,847,726	$46,017,915

Shares Transactions:

Class N Shares
Issued	12,987	22,140
Reinvestment of Distributions	29,307	45,357
Redeemed	(45,120)	(63,028)

Total Class N Shares Transactions	(2,826)	4,469

Class I Shares
Issued	198,108	384,046
Reinvestment of Distributions	341,703	474,959
Redeemed	(247,371)	(399,925)

Total Class I Shares Transactions	292,440	459,080

Net Increase in Shares Outstanding From Share Transactions	289,614	463,549

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class N Shares

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020	Year Ended September 30, 2019

Net Asset Value, Beginning of Period/Year	$27.70	$26.60	$31.13	$21.28	$22.59	$25.59

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*.	(0.06)	(0.10)	(0.13)	0.01	(0.01)(1)	0.00(1)(2)
Net Realized and Unrealized Gain (Loss)	4.33	3.73	(0.96)	9.90	(0.02)	(2.10)

Total from Investment Operations	4.27	3.63	(1.09)	9.91	(0.03)	(2.10)

Dividends and Distributions:
Net Investment Income	—	—	(0.01)	—	(0.01)	—
Net Realized Gains	(3.68)	(2.53)	(3.43)	(0.06)	(1.27)	(0.90)

Total Dividends and Distributions	(3.68)	(2.53)	(3.44)	(0.06)	(1.28)	(0.90)

Net Asset Value, End of Period/ Year	$28.29	$27.70	$26.60	$31.13	$21.28	$22.59

Total Return	16.64%†	13.88%†	(4.31)%†	46.63%†	(0.72)%(1)(3)	(7.46)%(1)(3)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$35,998	$36,078	$34,619	$41,132	$31,784	$40,279
Ratio of Net Expenses to Average Net Assets	1.32%††	1.33%	1.30%	1.25%	1.25%	1.24%(4)
Ratio of Gross Expenses to Average Net Assets(5)	1.32%††	1.33%	1.31%	1.30%	1.25%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43)%††	(0.33)%	(0.43)%	0.05%	(0.05)%(1)	0.02%(1)
Portfolio Turnover Rate	8%‡	40%	37%	45%	25%	29%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	Less than $0.005 per share.
(3)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(4)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended 2019.
(5)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class I Shares

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Period/Year	$28.57	$27.31	$31.85	$21.73	$23.04	$26.02

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*.	(0.02)	(0.02)	(0.05)	0.10	0.04(1)	0.06(1)
Net Realized and Unrealized Gain (Loss)	4.48	3.81	(0.98)	10.10	(0.01)	(2.14)

Total from Investment Operations	4.46	3.79	(1.03)	10.20	0.03	(2.08)

Dividends and Distributions:
Net Investment Income	—	—	(0.08)	(0.02)	(0.07)	—
Net Realized Gains	(3.68)	(2.53)	(3.43)	(0.06)	(1.27)	(0.90)

Total Dividends and Distributions	(3.68)	(2.53)	(3.51)	(0.08)	(1.34)	(0.90)

Net Asset Value, End of Period/ Year	$29.35	$28.57	$27.31	$31.85	$21.73	$23.04

Total Return	16.81%†	14.13%†	(4.04)%†	47.00%†	(0.45)%(1)(2)	(7.25)%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$286,074	$290,917	$253,638	$255,677	$136,123	$104,143
Ratio of Net Expenses to Average Net Assets	1.07%††	1.08%	1.05%	1.00%	1.00%	0.99%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.07%††	1.08%	1.06%	1.04%	1.00%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%††	(0.08)%	(0.18)%	0.31%	0.20%(1)	0.27%(1)
Portfolio Turnover Rate	8%‡	40%	37%	45%	25%	29%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended 2019.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class N Shares

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Period/Year	$14.16	$14.37	$17.18	$11.98	$11.90	$14.40

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*.	(0.01)**	0.02	0.01	0.09	0.07(1)	0.07(1)
Net Realized and Unrealized Gain (Loss)	2.16	2.26	(0.56)	5.17	0.14	(1.85)

Total from Investment Operations	2.15	2.28	(0.55)	5.26	0.21	(1.78)

Dividends and Distributions:
Net Investment Income	(0.02)	(0.04)	(0.08)	(0.06)	(0.13)	(0.05)
Net Realized Gains	(1.62)	(2.45)	(2.18)	—	—	(0.67)

Total Dividends and Distributions	(1.64)	(2.49)	(2.26)	(0.06)	(0.13)	(0.72)

Net Asset Value, End of Period/ Year	$14.67	$14.16	$14.37	$17.18	$11.98	$11.90

Total Return	16.31%†	17.46%†	(4.15)%†	43.95%†	1.64%(1)(2)	(11.50)%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$3,626	$3,541	$3,528	$4,991	$4,588	$7,206
Ratio of Net Expenses to Average Net Assets (1)	1.34%††	1.34%	1.34%	1.33%	1.32%(3)	1.19%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.40%††	1.40%	1.50%	1.49%	1.37%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%††	0.16%	0.03%	0.52%	0.60%(1)	0.58%(1)
Portfolio Turnover Rate	9%‡	39%	27%	36%	11%	18%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
**

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to 0.02% and 0.06% for the fiscal years ended 2020 and 2019, respectively.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class I Shares

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Period/Year	$14.14	$14.32	$17.12	$11.94	$11.86	$14.44

Income (Loss) from Investment Operations:
Net Investment Income*	0.01	0.06	0.04	0.12	0.10(1)	0.10(1)
Net Realized and Unrealized Gain (Loss)	2.15	2.25	(0.54)	5.15	0.13	(1.87)

Total from Investment Operations	2.16	2.31	(0.50)	5.27	0.23	(1.77)

Dividends and Distributions:
Net Investment Income	(0.05)	(0.04)	(0.12)	(0.09)	(0.15)	(0.14)
Net Realized Gains	(1.62)	(2.45)	(2.18)	—	—	(0.67)

Total Dividends and Distributions	(1.67)	(2.49)	(2.30)	(0.09)	(0.15)	(0.81)

Net Asset Value, End of Period/ Year	$14.63	$14.14	$14.32	$17.12	$11.94	$11.86

Total Return	16.45%†	17.77%†	(3.88)%†	44.29%†	1.86%(1)(2)	(11.27)%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$48,221	$42,477	$36,437	$42,723	$34,672	$79,813
Ratio of Net Expenses to Average Net Assets	1.09%††	1.09%	1.09%	1.08%	1.07%(3)	0.94%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.15%††	1.15%	1.25%	1.24%	1.12%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.08%††	0.41%	0.28%	0.76%	0.85%(1)	0.81%(1)
Portfolio Turnover Rate	9%‡	39%	27%	36%	11%	18%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to 0.02% and 0.06%, for the fiscal years ended 2020 and 2019, respectively.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the SouthernSun Small Cap Fund (the “Small Cap Fund”) and the SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”) (collectively, the “Funds”). The investment objective of each of the Funds is to seek to provide long-term capital appreciation. The Funds are classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Funds’ investment adviser. The Funds currently offer Class N and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I Shares. Effective May 31, 2019, U.S. Equity Fund Class C Shares were converted to Class N Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

relevant information reasonably available to the Committee. As of March 31, 2024, the Funds had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If a shareholder owns Fund shares on a Fund’s record date, the shareholder will be entitled to receive the distribution.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2024, the Small Cap Fund and the U.S. Equity Fund paid $147,869 and $22,363 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees. For the period ended March 31, 2024, the Small Cap Fund and the U.S. Equity Fund paid $163,656 and $6,977 for these services, respectively.

Brown Brother Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2024, the Small Cap Fund and the U.S. Equity Fund paid $3,220 and $668 for these services, respectively.

Atlantic Shareholder Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2024, the Small Cap Fund and the U.S. Equity Fund paid $33,951 and $26,127 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N and Class I Shares from exceeding certain levels as set forth below until January 31, 2025. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2025. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the period ended March 31, 2024, the Funds did not recoup any previously waived fees.

Accordingly, the contractual expense limitations for the Small Cap Fund and the U.S. Equity Fund are 1.25% and 1.09%, respectively.

At March 31, 2024, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	Expiring 2025	Expiring 2026	Expiring 2027

Small Cap Fund	$ 51,614	$ —	$ —

U.S. Equity Fund	73,164	35,070	8,732

6. Investment Transactions:

For the period ended March 31, 2024, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund

Purchases

U.S. Government	$—	$—

Other	22,702,011	4,182,662

Sales

U.S. Government	$—	$—

Other	73,379,820	5,194,314

For the period ended March 31, 2024, there were no purchases and sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended September 30, 2023 and September 30, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Fund

2023	$—	$30,053,086	$30,053,086

2022	3,637,510	29,967,127	33,604,637

U.S. Equity Fund

2023	665,994	6,297,314	6,963,308

2022	346,375	5,933,984	6,280,359

As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund

Undistributed Ordinary Income	$409,698	$458,865

Undistributed Long-Term Capital Gains	33,382,455	4,193,502

Late-Year Loss Deferral	(321,626)	–

Unrealized Appreciation	26,752,654	7,073,356

Other Temporary Differences	51	5

Net Distributable Earnings	$60,223,232	$11,725,728

Qualified late-year loss deferral represents ordinary losses realized from January 1, 2023 through September 30, 2023, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having risen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at March 31, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Small Cap Fund	$258,195,860	$70,692,336	$(15,441,784)	$55,250,552

U.S. Equity Fund	36,931,897	14,138,735	(2,087,041)	12,051,694

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

FOCUSED INVESTMENT RISK (Small Cap Fund and U.S. Equity Fund) — A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

FOREIGN COMPANY RISK (Small Cap Fund) — Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

MARKET RISK (Small Cap Fund and U.S. Equity Fund) — The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) — The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

INDUSTRIAL SECTORS RISK (Small Cap Fund and U.S. Equity Fund) — A Fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/ or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls,

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At March 31, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership

Small Cap Fund, Class N Shares	2	77%

Small Cap Fund, Class I Shares	2	79%

U.S. Equity Fund, Class N Shares	4	82%

U.S. Equity Fund, Class I Shares	4	58%

10. Other:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2024

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Paid
	10/01/23	3/31/24	Expense Ratios	During Period*

Small Cap Fund - Class N Shares

Actual Fund Return	$1,000.00	$1,166.40	1.32%	$ 7.15

Hypothetical 5% Return	1,000.00	1,018.40	1.32	6.66

Small Cap Fund - Class I Shares

Actual Fund Return	$1,000.00	$1,168.10	1.07%	$ 5.80

Hypothetical 5% Return	1,000.00	1,019.65	1.07	5.40

U.S. Equity Fund - Class N Shares

Actual Fund Return	$1,000.00	$1,163.10	1.34%	$ 7.25

Hypothetical 5% Return	1,000.00	1,018.30	1.34	6.76

U.S. Equity Fund - Class I Shares

Actual Fund Return	$1,000.00	$1,164.50	1.09%	$ 5.90

Hypothetical 5% Return	1,000.00	1,019.55	1.09	5.50

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

NOTE

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

(866) 392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-SA-001-0400

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 7, 2024